Cash and cash equivalents and marketable securities (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash And Cash Equivalents And Marketable Securities
Dividend payable	$ 18,784
Debt repayment of lease liability	16,349
Intangible assets	14,644
Operating activities	37,984
Proceeds from finance debt	2,129	$ 2,210
Proceeds from disposal of assets	863
Financial compensation	$ 397